Summary of Significant Accounting Policies - Property and Equipment, Net (Details)	Mar. 31, 2023
Computers
Property and Equipment, Net
Estimated useful life	4 years
Furniture and fixtures | Minimum
Property and Equipment, Net
Estimated useful life	3 years
Furniture and fixtures | Maximum
Property and Equipment, Net
Estimated useful life	6 years